Profit/(loss) from divestment of ZIM (Narrative) (Details) - Z I M Member - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Number of shares sold		6
Average price of shares sold		$ 77
Value of shares sold		$ 463,000
Gain on sale of shares by Kenon		$ 205,000
Portion of interest in ZIM of Kenon					26.00%
Proportion of ownership interest in equity-accounted Investees			0.00%	[1]	21.00%	21.00%
Total consideration transferred	$ 525,000		$ 525,000
Gain on sale of ZIM shares	$ 475,000		$ 474,581		$ 0	$ 204,634

[1]	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details. In 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.